REVENUE	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE [Text Block]

9. REVENUE

	Year ended
	December 31,
	2022	2021
Royalty revenue
Wharf	$1,049,784	$1,449,735
El Realito	403,823	-
COSE	228,133	748,680
Joaquin	483,045	440,785
Total royalty revenue	2,164,785	2,639,200
Other fixed royalty payments	248,643	330,557
Total revenue	$2,413,428	$2,969,757

The Company operates in one industry and has one reportable segment, which is reviewed by the chief operating decision maker.